Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders Equity Disclosure Abstract
SHAREHOLDERS' EQUITY
NOTE 17 -	SHAREHOLDERS’ EQUITY:

a.	Share capital As of December 31, 2022 and 2021, the Company’s share capital is composed as follows:

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2022		December 31, 2021
Ordinary shares of no-par value	75,000,000	32,628,044	75,000,000	30,000,339

The last reported market price for the Company’s securities on December 31, 2022, was $2.40 per ADS on the Nasdaq and ILS0.826 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).

b.

Rights conferred by Ordinary shares

The ordinary shares confer upon their holders’ voting rights, the right to receive dividends, the right to a share in excess assets upon liquidation of the Company and other rights as set out in the Company’s articles of association.

c.	Share issuance

1.

On April 2, 2020, the Company completed a registered direct offering of $720 thousand, before deducting offering costs. The offering consisted of 45,000 ADSs at a price per ADS of $16.0.

On April 23, 2020, the Company completed an underwritten public offering of approximately $8.4 million, before deducting underwriting discounts, commissions and other offering costs of $1,093 thousand. The offering consisted of (i) 85,860 units (the “April 2020 Units”) of ADSs and warrants to purchase one ADS per warrant (the “April 2020 Warrants”), with each Unit consisting of one ADS and one Warrant, and (ii) 677,750 pre-funded units (the “April 2020 Pre-Funded Units”), with each April 2020 Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (an “April 2020 Pre-Funded Warrant”) and one April 2020 Warrant. Each April 2020 Unit was sold at a price of $1.1 per unit, and each April 2020 Pre-Funded Unit was sold at a price of $10.99 per unit, including an exercise price of $0.01 per full ADS. The April 2020 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The April 2020 Warrants have a per ADS exercise price of $12.0 per full ADS, are exercisable immediately, and will expire five years from the date of issuance. The Company granted the underwriter a 45-day option to purchase up to an additional 114,542 ADSs and/or April 2020 Warrants to cover over-allotments, if any. The underwriter did not exercise its option.

On July 22, 2020, the Company closed a registered direct offering. The offering included the issuance of 307,500 ADSs at a purchase price of $14.0 per ADS, and 114,500 pre-funded warrants (the “July 2020 Pre-Funded Warrants”). The July 2020 Pre-Funded Warrants were sold at a price of $14.0 each, including the July 2020 Pre-Funded Warrant exercise price of $0.01 per full ADS. The July 2020 Pre-Funded Warrants will be exercisable at any time after the date of issuance upon payment of the exercise price. The offering resulted in gross proceeds to the Company of approximately $5.9 million. offering costs totaled to $401 thousand.

As of December 31, 2022, all the April 2020 Pre-Funded Warrants were exercised into 677,750 ADSs in exchange for an aggregate exercise amount of approximately $7.5 million. Also, 614,990 April 2020 Warrants were exercised into 614,990 ADSs in exchange for an aggregate exercise amount of approximately $7 thousand.

2.

On February 18, 2021, the Company completed a registered direct offering of approximately $9,750 thousand, before deducting offering costs of $527 thousand. The offering consisted of (i) 461,500 ADSs at a purchase price of $20.00 per ADS, and (ii) 26,000 pre-funded warrants (the “February 2021 Pre-Funded Warrants”) each to purchase one ADS.

As of December 31, 2022, all of the February 2021 Pre-Funded Warrants were exercised.

3.	On July 17, 2022, the Company issued 2,181,009 ordinary shares to CyberKick’s founders as a consideration for the first millstone, representing earn-out payment of $1,050 thousand. See Note 18.

d.	At the Market Sales Agreement

In November 2022, the Company entered into an At The Market (“ATM”) Sales Agreement with ThinkEquity LLC (“Think Equity”), pursuant to which the Company may offer and sell, from time to time, through Think Equity, for an aggregate offering price of up to $5 million. For more details see Note 27b.